AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 93.6%
	AEROSPACE/DEFENSE — 3.2%
$105,000	Hexcel Corp. 4.200%, 2/15/2027[1]	$98,796
	AGRICULTURE — 3.3%
104,000	Darling Ingredients, Inc. 5.250%, 4/15/2027[1,2]	100,957
	BIOTECHNOLOGY — 1.6%
50,000	BioMarin Pharmaceutical, Inc. 1.250%, 5/15/2027[3]	50,265
	BUILDING MATERIALS — 3.7%
18,000	CP Atlas Buyer, Inc. 7.000%, 12/1/2028[1,2]	14,130
107,000	Owens Corning 3.950%, 8/15/2029[1]	99,405
		113,535
	CHEMICALS — 0.2%
5,000	Iris Holdings, Inc. 8.750%, 2/15/2026[1,2,4]	4,739
	COMMERCIAL SERVICES — 3.9%
106,000	AMN Healthcare, Inc. 4.625%, 10/1/2027[1,2]	98,115
8,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 4/15/2024[2]	7,934
5,000	WASH Multifamily Acquisition, Inc. 5.750%, 4/15/2026[1,2]	4,668
10,000	Williams Scotsman International, Inc. 6.125%, 6/15/2025[1,2]	9,926
		120,643
	COMPUTERS — 9.0%
100,000	Apple, Inc. 1.125%, 5/11/2025[1]	93,157
100,000	International Business Machines Corp. 3.300%, 5/15/2026	95,290
6,000	NCR Corp. 5.750%, 9/1/2027[1,2]	5,999
12,000	Unisys Corp. 6.875%, 11/1/2027[1,2]	8,643
19,000	Virtusa Corp. 7.125%, 12/15/2028[1,2]	15,465

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMPUTERS (Continued)
$50,000	Zscaler, Inc. 0.125%, 7/1/2025[3]	$58,275
		276,829
	DIVERSIFIED FINANCIAL SERVICES — 0.8%
13,000	LFS Topco LLC 5.875%, 10/15/2026[1,2]	11,424
12,000	OneMain Finance Corp. 6.125%, 3/15/2024[1]	11,960
		23,384
	ELECTRICAL COMPONENTS & EQUIPMENT — 3.2%
106,000	EnerSys 4.375%, 12/15/2027[1,2]	97,814
	ELECTRONICS — 2.1%
35,000	Honeywell International, Inc. 1.350%, 6/1/2025[1]	32,647
30,000	Trimble, Inc. 6.100%, 3/15/2033[1]	30,383
		63,030
	ENERGY-ALTERNATE SOURCES — 3.1%
100,000	Enphase Energy, Inc. 0.000%, 3/1/2026[3]	93,950
	ENTERTAINMENT — 4.7%
	Cinemark USA, Inc.
7,000	5.875%, 3/15/2026[1,2]	6,641
16,000	5.250%, 7/15/2028[1,2]	14,082
10,000	Six Flags Entertainment Corp. 4.875%, 7/31/2024[1,2]	9,970
	Vail Resorts, Inc.
70,000	6.250%, 5/15/2025[1,2]	70,084
49,000	0.000%, 1/1/2026[3]	43,763
		144,540
	FOOD — 0.1%
9,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. 8.500%, 6/1/2026[1,2]	3,555
	HEALTHCARE-PRODUCTS — 3.1%
103,000	Hologic, Inc. 4.625%, 2/1/2028[1,2]	96,879

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTHCARE-SERVICES — 3.0%
$20,000	CHS/Community Health Systems, Inc. 8.000%, 3/15/2026[1,2]	$19,449
10,000	Legacy LifePoint Health LLC 6.750%, 4/15/2025[1,2]	9,226
16,000	ModivCare, Inc. 5.875%, 11/15/2025[1,2]	14,818
15,000	RP Escrow Issuer LLC 5.250%, 12/15/2025[1,2]	11,066
15,000	Select Medical Corp. 6.250%, 8/15/2026[1,2]	14,742
10,000	Tenet Healthcare Corp. 6.250%, 2/1/2027[1]	9,896
16,000	U.S. Acute Care Solutions LLC 6.375%, 3/1/2026[1,2]	13,700
		92,897
	INTERNET — 0.9%
10,000	TripAdvisor, Inc. 7.000%, 7/15/2025[1,2]	10,000
18,000	Uber Technologies, Inc. 8.000%, 11/1/2026[1,2]	18,344
		28,344
	LODGING — 0.6%
10,000	Hilton Domestic Operating Co., Inc. 5.375%, 5/1/2025[1,2]	9,867
10,000	Travel + Leisure Co. 5.650%, 4/1/2024[1]	9,885
		19,752
	MACHINERY-DIVERSIFIED — 0.3%
11,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC 7.750%, 4/15/2026[1,2,5]	9,983
	MEDIA — 3.6%
20,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.500%, 5/1/2026[1,2]	19,501
2,000	Cengage Learning, Inc. 9.500%, 6/15/2024[1,2]	1,996
13,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 5.875%, 8/15/2027[1,2]	11,771
21,000	Gannett Holdings LLC 6.000%, 11/1/2026[1,2]	17,691
18,000	iHeartCommunications, Inc. 8.375%, 5/1/2027[1]	11,994

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MEDIA (Continued)
$5,000	McGraw-Hill Education, Inc. 5.750%, 8/1/2028[1,2]	$4,333
40,000	Townsquare Media, Inc. 6.875%, 2/1/2026[1,2]	38,252
5,000	Videotron Ltd. 5.375%, 6/15/2024[1,2,5]	4,948
		110,486
	METAL FABRICATE/HARDWARE — 3.2%
105,000	Advanced Drainage Systems, Inc. 5.000%, 9/30/2027[1,2]	99,374
	PACKAGING & CONTAINERS — 0.3%
10,000	LABL, Inc. 6.750%, 7/15/2026[1,2]	9,829
	PHARMACEUTICALS — 0.3%
12,000	AdaptHealth LLC 6.125%, 8/1/2028[1,2]	10,392
	REITS — 24.1%
105,000	Alexandria Real Estate Equities, Inc. 3.800%, 4/15/2026[1]	100,344
109,000	American Tower Corp. 1.600%, 4/15/2026[1]	97,721
10,000	Apollo Commercial Real Estate Finance, Inc. 5.375%, 10/15/2023[3]	9,906
109,000	Digital Realty Trust LP 3.700%, 8/15/2027[1]	100,082
113,000	Equinix, Inc. 1.000%, 9/15/2025[1]	102,002
104,000	HAT Holdings I LLC / HAT Holdings II LLC 6.000%, 4/15/2025[1,2]	102,628
26,000	Hudson Pacific Properties LP 5.950%, 2/15/2028[1]	20,660
100,000	Iron Mountain, Inc. 4.875%, 9/15/2027[1,2]	94,507
5,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.500%, 6/1/2025[1,2]	5,000
128,000	Prologis LP 1.250%, 10/15/2030[1]	98,793
12,000	Starwood Property Trust, Inc. 3.750%, 12/31/2024[1,2]	11,250
		742,893

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	RETAIL — 4.2%
$13,000	Dave & Buster's, Inc. 7.625%, 11/1/2025[1,2]	$13,195
12,000	Guitar Center, Inc. 8.500%, 1/15/2026[1,2]	10,893
93,000	Home Depot, Inc. 3.350%, 9/15/2025[1]	89,717
16,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.750%, 2/15/2026[1,2]	14,896
		128,701
	SEMICONDUCTORS — 6.6%
10,000	Amkor Technology, Inc. 6.625%, 9/15/2027[1,2]	10,018
100,000	Broadcom, Inc. 3.150%, 11/15/2025[1]	94,980
100,000	Micron Technology, Inc. 5.375%, 4/15/2028[1]	99,068
		204,066
	SOFTWARE — 0.5%
5,000	Rocket Software, Inc. 6.500%, 2/15/2029[1,2]	4,209
7,000	SS&C Technologies, Inc. 5.500%, 9/30/2027[1,2]	6,701
5,000	Veritas US, Inc. / Veritas Bermuda Ltd. 7.500%, 9/1/2025[1,2]	4,058
		14,968
	TELECOMMUNICATIONS — 1.5%
18,000	CommScope Technologies LLC 6.000%, 6/15/2025[1,2]	16,778
20,000	Sprint LLC 7.875%, 9/15/2023	20,048
9,000	Viasat, Inc. 5.625%, 4/15/2027[1,2]	8,403
		45,229
	WATER — 2.5%
80,000	American Water Capital Corp. 3.400%, 3/1/2025[1]	77,349
	TOTAL CORPORATE BONDS
	(Cost $2,972,897)	2,883,179

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MEDIUM TERM NOTES — 1.6%
	COMMERCIAL SERVICES — 1.6%
25,000	Capital Impact Partners	$23,778
25,000	Capital Impact Partners[1]	23,509
		47,287
	TOTAL MEDIUM TERM NOTES
	(Cost $49,245)	47,287
	PREFERRED STOCKS — 1.2%
	PHARMACEUTICALS — 1.2%
1,500	Harrow Health, Inc., 11.875%[1]	37,950
	TOTAL PREFERRED STOCKS
	(Cost $37,500)	37,950

Principal Amount
	U.S. TREASURY NOTES — 3.4%
	United States Treasury Note
$35,000	1.375%, 8/31/2023	34,781
36,000	0.125%, 10/15/2023	35,480
35,000	2.500%, 4/30/2024	34,161
	TOTAL U.S. TREASURY NOTES
	(Cost $104,834)	104,422
	SHORT-TERM INVESTMENTS — 0.8%
25,237	UMB Bank Demand Deposit, 0.01%[6]	25,237
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,237)	25,237
	TOTAL INVESTMENTS — 100.6%
	(Cost $3,189,713)	3,098,075
	Liabilities in Excess of Other Assets — (0.6)%	(18,432)
	TOTAL NET ASSETS — 100.0%	$3,079,643

LLC – Limited Liability Company
LP – Limited Partnership

[1]Callable.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,232,843, which represents 40.0% of total net assets of the Fund.
[3]Convertible security.
[4]Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
[5]Foreign security denominated in U.S. Dollars.
[6]The rate is the annualized seven-day yield at period end.